Subsidiaries, joint arrangements and associates (Tables)	12 Months Ended
Dec. 31, 2017
Interest In Other Entities [Abstract]
Disclosure of interests in associates
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2017		2016		2015
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	2,261	216	4,210	765	5,302	1,058

						$ million
Purchases from associates		2017		2016		2015
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	11,613	1,681	8,873	2,000	11,619	2,026
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2017	2016	2015	2017	2016
Rosneft	922	647	1,330	10,059	8,243
Other associates	408	347	509	6,932	5,849
	1,330	994	1,839	16,991	14,092
The following table provides summarized financial information relating to Rosneft. This information is presented on a 100% basis and reflects adjustments made by BP to Rosneft’s own results in applying the equity method of accounting. BP adjusts Rosneft’s results for the accounting required under IFRS relating to BP’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of BP’s interest in TNK-BP. These adjustments have increased the reported profit for 2017, as shown in the table below, compared with the equivalent amount in Russian roubles that we expect Rosneft to report in its own financial statements under IFRS.

			$ million
			Gross amount
	2017	2016	2015
Sales and other operating revenues	103,028	74,380	84,071
Profit before interest and taxation	9,949	7,094	12,253
Finance costs	2,228	1,747	3,696
Profit before taxation	7,721	5,347	8,557
Taxation	1,742	1,797	1,792
Non-controlling interests	1,311	273	30
Profit for the year	4,668	3,277	6,735
Other comprehensive income	2,810	4,203	(4,111)
Total comprehensive income	7,478	7,480	2,624
Non-current assets	158,719	129,403
Current assets	39,737	37,914
Total assets	198,456	167,317
Current liabilities	66,506	46,284
Non-current liabilities	70,704	71,980
Total liabilities	137,210	118,264
Net assets	61,246	49,053
Less: non-controlling interests	10,314	7,316
	50,932	41,737
The more important subsidiaries and associates of the group at 31 December 2017 and the group percentage of ordinary share capital (to nearest whole number) are set out below. There are no individually significant joint arrangements. Those held directly by the parent company are marked with an asterisk (*), the percentage owned being that of the group unless otherwise indicated. A complete list of undertakings of the group is included in Note 14 in the parent company financial statements of BP p.l.c. which are filed with the Registrar of Companies in the UK, along with the group’s annual report.

Subsidiaries	%	Country of incorporation	Principal activities
International
BP Corporate Holdings	100	England & Wales	Investment holding
BP Exploration Operating Company	100	England & Wales	Exploration and production
*BP Global Investments	100	England & Wales	Investment holding
*BP International	100	England & Wales	Integrated oil operations
BP Oil International	100	England & Wales	Integrated oil operations
*Burmah Castrol	100	Scotland	Lubricants
Angola
BP Exploration (Angola)	100	England & Wales	Exploration and production
Azerbaijan
BP Exploration (Caspian Sea)	100	England & Wales	Exploration and production
BP Exploration (Azerbaijan)	100	England & Wales	Exploration and production
Canada
*BP Holdings Canada	100	England & Wales	Investment holding
Egypt
BP Exploration (Delta)	100	England & Wales	Exploration and production
Germany
BP Europa SE	100	Germany	Refining and marketing
India
BP Exploration (Alpha)	100	England & Wales	Exploration and production
Trinidad & Tobago
BP Trinidad and Tobago	70	US	Exploration and production
UK
BP Capital Markets	100	England & Wales	Finance
US
*BP Holdings North America	100	England & Wales	Investment holding
Atlantic Richfield Company	100	US	Exploration and production, refining and marketing
BP America	100	US
BP America Production Company	100	US
BP Company North America	100	US
BP Corporation North America	100	US
BP Exploration (Alaska)	100	US
BP Products North America	100	US
Standard Oil Company	100	US
BP Capital Markets America	100	US	Finance

Associates	%	Country of incorporation	Principal activities
Russia
Rosneft	20	Russia	Integrated oil operations